Capital and Reserves (Details) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Capital and Reserves [Abstract]
Opening balance	224,443	153,237
Issuance of ADSs (see A below)	65,200
Share-based payments (see C below)	1,246
Share issuance due to the acquisition of a subsidiary		11,293
Share issuance due to the acquisition of Non-controlling interest (see Note 4)	15,987
Exercise of warrants (see B below)	12,135
Ending balance	319,011	164,530